Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other receivables
Schedule of trade and other receivables

	2018 £'000	2017 £'000
Trade receivables	133,505	90,719
Less: provision for impairment of trade receivables	(9,708)	(14,113)

Net trade receivables	123,797	76,606
Other receivables	107	270
Accrued revenue	38,018	28,755

	161,922	105,631
Prepayments	10,862	13,500

	172,784	119,131

Less: non-current portion:
Trade receivables	4,724	15,399

Non-current trade and other receivables	4,724	15,399

Current trade and other receivables	168,060	103,732